CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY (Tables) - Parent Company	12 Months Ended
Dec. 31, 2022
Condensed balance sheets

	December 31,	December 31,
	2022	2021
ASSETS
Current Assets
Cash and cash equivalents	$378,987	$1,607,807
Due from related parties	57,661	28,667
Other current assets	—	24,902
Total Current Assets	407,654	1,661,376

Investments in subsidiaries	5,526,988	28,517,348
Amounts due from subsidiaries	39,515,899	43,908,651
Total Assets	$45,479,535	$74,087,375

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Due to related parties	$8,170	$8,170
Warrant liabilities	2,744	2,744
Accrued expenses and other liabilities	31,996	15,172
Total Liabilities	42,910	26,086

Commitments and Contingencies

Shareholders’ Equity
Ordinary Share (par value $0.0096 per share, 6,250,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2022 and 2021, respectively)*	14,731	17,556
Additional paid-in capital	41,564,418	41,561,593
Retained earnings	6,155,760	29,894,597
Accumulated other comprehensive (loss) income	(2,298,284)	2,587,543
Total Shareholders’ Equity	45,436,625	74,061,289

Total Liabilities and Shareholders’ Equity	$45,479,535	$74,087,375

Condensed statements of comprehensive (loss) income

	For the Years Ended
	December 31,
	2022	2021	2020
Revenues	$—	$—	$—
Cost of revenues	—	—	—
Gross profit	—	—	—

Operating Expenses
General and administrative expenses	(769,017)	(787,744)	(3,197)

Loss from Operations	(769,017)	(787,744)	(3,197)

Equity in (loss) gain of subsidiaries	$(22,990,360)	$(8,327,398)	$6,947,862
Interest income	837	57	26
Changes in fair value of warrant liabilities	19,703	2,367,632	—
Net (Loss) Income Before Income Taxes	$(23,738,837)	$(6,747,453)	$6,944,691

Income tax expense	—	—	—

Net (Loss) Income	$(23,738,837)	$(6,747,453)	$6,944,691

Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(4,885,827)	1,393,597	2,531,676
Comprehensive (Loss) Income	$(28,624,664)	$(5,353,856)	$9,476,367

Condensed statements of cash flows

	For the Years Ended
	December 31,
	2022	2021	2020
Cash Flows from Operating Activities:
Net Cash (Used in) Provided by Operating Activities	$(706,913)	$(824,929)	$26

Cash Flows from Investing Activities:
Loans made to subsidiaries	(500,000)	(38,300,000)	—
Net Cash Used in Investing Activities	(500,000)	(38,300,000)	—

Cash Flows from Financing Activities:
Capital injection from shareholders	—	—	—
Issuance of ordinary shares pursuant to initial public offering, net of issuance costs	—	26,597,919	—
Issuance of ordinary shares pursuant to over-allotment, net of issuance costs	—	4,154,987	—
Issuance of units pursuant to a private placement, net of issuance costs	—	9,852,486	—
Net Cash Provided by Financing Activities	—	40,605,392	—

Effect of exchange rate changes on cash and cash equivalents	(21,907)	127,317	—

Net increase in cash and cash equivalents	(1,228,820)	1,607,780	26
Cash and cash equivalents at beginning of year	1,607,807	27	1
Cash and cash equivalents at end of year	$378,987	$1,607,807	$27